DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
DISPOSAL OF SUBSIDIARIES
25. DISPOSAL OF SUBSIDIARIES

On August 31, 2017, the Company sold the 100% equity interest in Ambow Online to a third party, with nil consideration, and the third party assumed all assets and liabilities of Ambow Online as of August 31, 2017. In connection with the disposal, the Company offset the payables to Ambow Online with Ambow Online’s net assets attributable to the Company as of August 31, 2017. After offsetting, the payable balance due to Ambow Online by the Company was RMB 171,137. Through further negotiation with the buyer, the payable balance due to Ambow Online by the Company was reduced to RMB 137,532. The difference of RMB 33,605 was recognized as disposal gain. Obligation in aggregate amount of RMB 137,532 would be paid by December 31, 2018. The deal was not a strategic shift of the business and this transaction would not have major impact on Ambow’s business, therefore this transaction was not qualified as discontinued operation. As of December 31, 2018, the Company has paid RMB 112,000 to Ambow Online. On December 24, 2018, the Company entered into a supplementary agreement with Ambow Online and the third party to extend the payable due date to March 31, 2019
. The extended payable in RMB 25,532 was fully paid subsequently to the date the consolidated financial statements were issued.

On September 30, 2017, the Company sold the 100% equity interest in 21st Training Center to a third party, with consideration of RMB 1 yuan, and the third party assumed all assets and liabilities of 21st Training Center as of September 30, 2017. In connection with the disposal, 21st Training Center also waived the net payables with the Company. The Company received RMB 1 yuan as consideration in the transaction. The disposal was not a strategic shift of the business and this transaction would not have major impact on Ambow’s business, therefore this transaction did not qualify as discontinued operation. As of disposal date on September 30, 2017, the net liabilities of 21st Training Center was RMB 4,540. In September 2017, the Company recognized a gain of RMB 4,540 on the disposal accordingly.